Financial risk management - Narrative (Details) € in Millions	12 Months Ended
	Dec. 31, 2023 EUR (€) banks	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Current derivative liabilities	€ 99	€ 76
Multi-currency credit facility
Disclosure of nature and extent of risks arising from financial instruments [line items]
Credit facility	€ 1,800	1,950
Number of credit facility banks | banks	12
Interest rate risk | Interest rate swap
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	€ 1,123	1,146
Foreign currency contracts
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of anticipated commodity transaction exposures that are hedged	80.00%
Foreign currency contracts | Euro
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in risk variable, percent	10.00%
Change in risk, strengthens, gain (loss) on earnings and equity	€ 6	€ 29	€ (11)
Foreign currency contracts | Euro | Coca-Cola Beverages Philippines, Inc. (CBBPI)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in risk, strengthens, gain (loss) on earnings and equity	€ 64
Commodity contracts
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in risk variable, percent	10.00%	10.00%	10.00%
Percentage of anticipated commodity transaction exposures that are hedged	80.00%
Commodity contracts | Swap contract
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	€ 89
Hedged item, assets	13
Hedged item, liabilities	€ 52
Credit risk | Low
Disclosure of nature and extent of risks arising from financial instruments [line items]
Accounts receivable term	30 days
Credit risk | High
Disclosure of nature and extent of risks arising from financial instruments [line items]
Accounts receivable term	60 days
Credit risk | Trade and other payables
Disclosure of nature and extent of risks arising from financial instruments [line items]
Current derivative liabilities	€ 20	€ 25
Fixed interest rate | Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of interest-bearing borrowings which were comprised of fixed-rate borrowings	89.00%	90.00%
Floating interest rate | Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in risk variable, percent	1.00%	1.00%	1.00%
Annual change in finance costs and pre-tax equity	€ 9	€ 9	€ 7